Income Tax/Deferred Tax - Summary of Accumulated Taxable Net Earnings (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	$ 303,851,617	$ 2,886,963,256	$ 1,555,535,828
Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed Amount	$ 0	$ 0
Fixed Amount Rate	25.00%	25.00%
Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed Amount	$ 25,420	$ 8,676
Fixed Amount Rate	30.00%	30.00%
Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Fixed Amount	$ 299,955	$ 102,375
Fixed Amount Rate	35.00%	35.00%
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	$ 0	$ 0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	0	0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	101,680	34,704
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	101,680	34,704
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	101,680	34,704
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	1,016,796	347,035
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	1,016,796	347,035
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	$ 1,016,796	$ 347,035